Note 1 - Summary of Significant Accounting Policies (Details) - Earnings Per Share, Basic and Diluted (USD $)	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Basic earnings per common share:
Net income (in Dollars)	$ 1,240,745	$ 1,354,919	$ 1,298,108	$ 1,166,732	$ 1,099,381	$ 1,213,278	$ 828,916	$ 789,868	$ 4,405,588	$ 3,819,759	$ 5,060,504	$ 3,931,443
Weighted average shares, basic									5,960,294	5,360,395	5,511,114	5,302,287
Per share Amount, basic (in Dollars per share)	$ 0.21	$ 0.25	$ 0.24	$ 0.22	$ 0.21	$ 0.23	$ 0.16	$ 0.15	$ 0.74	$ 0.71	$ 0.92	$ 0.74
Effect of dilutive securities:
Stock options and unvested stock awards									128,539	96,107	95,989	38,968
Diluted EPS:
Net income (in Dollars)									$ 4,405,588	$ 3,819,759	$ 5,060,504	$ 3,931,443
Weighted average shares, diluted									6,088,833	5,456,502	5,607,103	5,341,255
Per share Amount, diluted (in Dollars per share)	$ 0.20	$ 0.25	$ 0.24	$ 0.22	$ 0.21	$ 0.23	$ 0.16	$ 0.15	$ 0.72	$ 0.70	$ 0.90	$ 0.74